UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2003
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  MARCH 31, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 94
Form 13F Information Table Value Total: 192551(x$1000)
List of Other Included Managers: None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      870    12600 SH       Sole                    12600
Abbott Labs                    COM              002824100     1934    45450 SH       Sole                    45450
Adobe Sys Inc                  COM              00724F101     1327    33700 SH       Sole                    33700
Agilent Technologies           COM              00846U101      225    10173 SH       Sole                    10173
Altria Group Inc               COM              02209S103      212     4838 SH       Sole                     4838
American Express Co            COM              025816109     3996    88671 SH       Sole                    88671
American International Group   COM              026874107     5159    89414 SH       Sole                    89414
Amgen Inc                      COM              031162100     2365    36650 SH       Sole                    36650
AOL Time Warner                COM              00184A105      176    11644 SH       Sole                    11644
Apollo Group Inc               COM              037604105      320     4850 SH       Sole                     4850
Applied Biosystems OLD         COM              380201038      839    37610 SH       Sole                    37610
Applied Materials Inc          COM              038222105      778    42900 SH       Sole                    42900
Automatic Data Processing Inc  COM              053015103     1514    42221 SH       Sole                    42221
Bank of America                COM              060505104     1067    13669 SH       Sole                    13669
Bed Bath & Beyond              COM              075896100      830    21700 SH       Sole                    21700
BP Plc Sponsored ADR           COM              055622104     3831    90992 SH       Sole                    90992
Bristol Myers Squibb           COM              110122108      285    11100 SH       Sole                    11100
Cardinal Health Inc            COM              14149Y108      554     9485 SH       Sole                     9485
Carnival Corp                  COM              143658300     2151    65400 SH       Sole                    65400
Caterpillar Inc                COM              149123101      241     3500 SH       Sole                     3500
Chevron Corp                   COM              166764100     4012    56147 SH       Sole                    56147
Cintas Corp Ohio               COM              172908105     2643    71424 SH       Sole                    71424
Cisco Systems                  COM              17275r102     3079   157148 SH       Sole                   157148
Citigroup Inc                  COM              172967101     2014    44248 SH       Sole                    44248
Clear Channel Comm             COM              184502102     1287    33600 SH       Sole                    33600
Coca Cola Co                   COM              191216100     1347    31364 SH       Sole                    31364
Corning Inc                    COM              219350105      373    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      396     7426 SH       Sole                     7426
Dell Inc                       COM              24702R101     1507    45100 SH       Sole                    45100
Disney Walt Co                 COM              254687106      474    23500 SH       Sole                    23500
Dow Chem Co                    COM              260543103      458    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109      776    19406 SH       Sole                    19406
Electronic Arts, Inc.          COM              285512109      203     2200 SH       Sole                     2200
Ensco Intl Inc                 COM              26874Q100     1169    43600 SH       Sole                    43600
Exxon Mobil Corp               COM              30231G102     5888   160886 SH       Sole                   160886
Federal Natl Mtg Assn          COM              313586109     2556    36405 SH       Sole                    36405
First Data Corp                COM              319963104     1080    27015 SH       Sole                    27015
Fiserv Inc                     COM              337738108     4020   110762 SH       Sole                   110762
Fleet Boston Financial         COM              339030108      262     8675 SH       Sole                     8675
Flextronics Intl Ltd           COM              Y2573F102     2129   149700 SH       Sole                   149700
General Electric Co            COM              369604103    14720   493796 SH       Sole                   493796
Harley Davidson Inc            COM              412822108     1130    23450 SH       Sole                    23450
Hewlett Packard Co.            COM              428236103     1950   100742 SH       Sole                   100742
Home Depot, Inc.               COM              437076102     2191    68800 SH       Sole                    68800
Intel Corp                     COM              458140100     4779   173669 SH       Sole                   173669
Interpublic Group Companies, I COM              460690100      209    14800 SH       Sole                    14800
Intl Business Mach             COM              459200101     6343    71812 SH       Sole                    71812
Jefferson Pilot Corp           COM              475070108      607    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     4788    96689 SH       Sole                    96689
JPMorgan Chase & Co            COM              46625H100      984    28664 SH       Sole                    28664
Kohl's Corp.                   COM              500255104      827    15450 SH       Sole                    15450
Lehman Brothers Holdings Inc   COM              524908100      325     4712 SH       Sole                     4712
Linear Technology              COM              535678106     2249    62600 SH       Sole                    62600
Marsh & Mclennan Cos Inc       COM              571748102      223     4680 SH       Sole                     4680
Maxim Integrated Inc           COM              57772K101      711    18050 SH       Sole                    18050
Medtronic Inc                  COM              585055106     4227    90094 SH       Sole                    90094
Merck & Co                     COM              589331107     2523    49850 SH       Sole                    49850
Microsoft Corp.                COM              594918104     7221   259751 SH       Sole                   259751
Molex Inc                      COM              608554101      240     8401 SH       Sole                     8401
Morgan Stanley                 COM              617446448      427     8461 SH       Sole                     8461
National City Corp             COM              635405103      281     9548 SH       Sole                     9548
Noble Energy, Inc.             COM              655044105      245     6400 SH       Sole                     6400
Nokia Corp ADR                 COM              654902204     2573   164950 SH       Sole                   164950
Omnicom Group Inc              COM              681919106     1002    13950 SH       Sole                    13950
Oracle Corp.                   COM              68389x105      534    47500 SH       Sole                    47500
Pepsico, Inc.                  COM              713448108     4867   106200 SH       Sole                   106200
Pfizer, Inc.                   COM              717081103     4705   154887 SH       Sole                   154887
Procter & Gamble Co            COM              742718109     6013    64779 SH       Sole                    64779
RLI Corp                       COM              749607107      509    15466 SH       Sole                    15466
Royal Dutch Pete               COM              780257804      702    15888 SH       Sole                    15888
SBC Communications Inc         COM                             290    13043 SH       Sole                    13043
Schlumberger Ltd               COM              806857108      557    11500 SH       Sole                    11500
Staples, Inc.                  COM              855030102     1233    51725 SH       Sole                    51725
Starbucks Corp                 COM              855244109     2595    90100 SH       Sole                    90100
State Street Corp.             COM              857477103      874    19431 SH       Sole                    19431
Sysco Corp                     COM              871829107      406    12400 SH       Sole                    12400
Tyco International Ltd.        COM              h89128104     3882   190000 SH       Sole                   190000
U.S. Bancorp                   COM              902973304      382    15927 SH       Sole                    15927
United Technologies            COM              913017109      453     5858 SH       Sole                     5858
Verizon Comm                   COM              92343V104      390    12034 SH       Sole                    12034
Vodafone Grp ADR               COM              92857W209     2225   109866 SH       Sole                   109866
Wal Mart Stores Inc            COM              931142103     2544    45559 SH       Sole                    45559
Walgreen Co                    COM              931422109     1593    52000 SH       Sole                    52000
Weatherford                    COM              g95089101     2690    71200 SH       Sole                    71200
Wells Fargo & Co               COM              949746101    15845   307678 SH       Sole                   307678
Whole Food Market, Inc.        COM              966837106      221     4000 SH       Sole                     4000
Wyeth                          COM              983024100      832    18041 SH       Sole                    18041
Chestnut Str Exch Fd Sh Partsh                  166668103    11227 37432.300 SH      Sole                37432.300
Fidelity Charles Str Asset Mgr                  316069301      162 12000.000 SH      Sole                12000.000
Liberty Fds Tr VII Newport Tig                  19764n501      225 21437.715 SH      Sole                21437.715
Midcap SPDR Tr Ser 1                            595635103      268     2870 SH       Sole                     2870
Nasdaq-100 Trusts Shares                        631100104      227     7014 SH       Sole                     7014
SPDR Tr Unit Ser 1                              78462F103      826     8262 SH       Sole                     8262
The Individuals' Venture Fund                                  150   150000 SH       Sole                   150000

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